April 13, 2010
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	VALIC Company I (“Registrant”) Core Value Fund File Numbers 2-83631 CIK No. 0000719423
Dear Sir or Madam:
     As counsel to the Registrant, I am transmitting for filing the definitive information statement (“Information Statement”) for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. We intend to mail the definitive information statement to shareholders on or about April 13, 2010. Please call me at (713) 831-3299 or Nori Gabert at (713) 831-5165 with any comments or questions.

Very truly yours,
/s/ MARK MATTHES

Mark Matthes